VESSELS AND EQUIPMENT, NET (Summary of Vessels and Equipment, Net) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Cost	$ 2,140,898	$ 2,154,994
Accumulated depreciation	(449,368)	(417,825)
Vessels and equipment, net	$ 1,691,530	$ 1,737,169